S000003853 [Member] Expense Example, No Redemption - Putnam U.S. Research Fund - Class C Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 166
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	930
Expense Example, No Redemption, 10 Years	$ 1,834